CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets, Current
Cash and Cash Equivalents	$ 107,785	$ 82,201	$ 81,854
Cash and Cash Equivalents - Restricted	0	0	65,529
Accounts Receivable, Net, Current	16,195	80,823	140,070
Other Receivable, net	0	0	51,912
Prepaid Expense, Current	107,829	72,739	79,719
Deferred Costs, Current	341,691	54,167	597,789
Assets, Current	573,500	289,930	1,016,873
Assets, Noncurrent
Property and equipment, net	414,596	492,976	998,852
Deposits Assets, Noncurrent	14,687	20,027	27,319
Assets, Noncurrent	429,283	513,003	1,026,171
Total Assets	1,002,783	802,933	2,043,044
Liabilities, Current
Accounts Payable	830,088	817,018	716,680
Convertible Notes Payable, Current	27,625	34,193	0
Notes Payable, Current	51,460	39,012	63,186
Capital Lease Obligations, Current	176,615	133,436	86,652
Notes Payable, Related Parties, Current	200,000	200,000	244,480
Convertible Debt, Current	365,000	365,000	455,000
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	417,842	408,031	68,917
Accrued liabilities	371,873	319,625	320,207
Liabilities, Current	2,440,503	2,316,315	1,955,122
Liabilities, Noncurrent
Long-term convertible Note	42,080	0	0
Notes Payable, Noncurrent	0	0	6,182
Pension plan withdrawal liability, Noncurrent	0	0	319,278
Capital lease liability - long-term, less current maturities, in default	198,821	242,000	320,472
Liabilities, Noncurrent	240,901	242,000	645,932
Total Liabilities	2,681,404	2,558,315	2,601,054
Commitments and Contingencies	0	0	0
Stockholders' Deficit
Preferred stock, value	0	0	0
Common stock, value	94,818	89,117	81,668
Additional Paid in Capital	34,765,341	33,538,262	32,103,596
Accumulated Deficit	(36,527,689)	(35,371,670)	(32,565,813)
Treasury stock, at cost	11,091	11,091	177,461
Total Stockholders' Deficit	(1,678,621)	(1,755,382)	(558,010)
Total Liabilities and Stockholders'' Deficit	$ 1,002,783	$ 802,933	$ 2,043,044